Dividends paid and proposed (Tables)	12 Months Ended
Dec. 31, 2019
Dividends paid and proposed
Schedule of dividends paid and proposed

	2017	2018	2019
Proposed, declared and approved during the year:
2019: Interim dividend for 2019: U.S.$ 51,969,316 or U.S.$ 0.28 per share			3,366
2018: nil		—
2017: Final dividend for 2016: U.S.$ 11,520,798, Interim dividend for 2017: U.S.$ 26,113,788	2,207
Paid during the period*:
2019: Interim dividend for 2019: U.S.$ 51,969,316 or U.S.$ 0.28 per share			3,392
2018: nil		—
2017: Final dividend for 2016: U.S.$ 11,520,798, Interim dividend for 2017: U.S.$ 26,113,788	2,148
Proposed for approval (not recognized as a liability as of December 31):
2019: Final dividend for 2019: U.S.$ 13,660,424 or U.S.$ 0.22 per share			1,011
2018: nil		—
2017: nil	—
Dividends payable as of December 31	—	—	—

*    The difference between paid and declared dividends represents foreign exchange movement